Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenues from External Customers
Total revenues	$ 147,031	¥ 986,754	¥ 936,768	¥ 759,978
Cord blood processing fees
Revenues from External Customers
Total revenues	88,229	592,123	604,502	477,243
Cord blood storage fees
Revenues from External Customers
Total revenues	57,483	385,781	325,209	278,273
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	$ 1,319	¥ 8,850	¥ 7,057	¥ 4,462